Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings
Borrowings

(9)                     Borrowings

(a)                      Current

Short-term borrowings and current installments of long-term debt consist of the following:

	Year ended December 31,
	2010	2011
	RMB	RMB	US$

Guaranteed by bank deposit	869,415	900,890	143,137
Guaranteed by related parties	1,647,241	3,197,817	508,082
Guaranteed by property, plant and equipment	853,000	475,245	75,509
Guaranteed by accounts receivable	—	12,978	2,062
Unsecured loans	1,826,160	1,911,687	303,736
Current portion of long-term debt (note b)	662,062	1,726,459	274,307
Total short-term borrowings and current portion of long-term debt	5,857,878	8,225,076	1,306,833

Short-term borrowings outstanding(including the current portion of long-term debt) as of December 31, 2010 and December 31, 2011 bore a weighted average interest rate of 4.85% and 6.23% per annum, respectively. All short-term borrowings mature and expire at various times within one year.  These facilities contain no specific renewal terms.  The Company has traditionally negotiated renewal of certain facilities shortly before they mature.

b)                          Non-current

	Year ended December 31,
	2010	2011
	RMB	RMB	US$
Long-term bank debt:
Secured loan from China Development Bank	357,626	283,541	45,050
Unsecured loan	1,372,527	1,300,000	206,549
Guaranteed by related parties	198,681	1,312,225	208,492
Secured by multiple assets	929,710	2,183,167	346,870
Borrowings from other parties:
Guaranteed by related parties	300,000	—	—
Guaranteed by property, plant and equipment	—	99,425	15,797
	3,158,544	5,178,358	822,758
Less: current portion	(662,062)	(1,726,459)	(274,307)
Total long-term borrowings	2,496,482	3,451,899	548,451

In September 2008, Tianwei Yingli entered into a five-year loan of US$75,000 at an interest rate of 6-month LIBOR plus 3% per annum with a European banking consortium. The loan is unsecured, guaranteed by Yingli Green Energy and repayable in semi-annual installment of US$9,375 starting from March 15, 2010.

Under its debt agreement, the Company is required to maintain certain financial ratios, including current ratio and net debt to earnings before income taxes, depreciation and amortization ratio. Further, the debt agreements contain restrictions on transfers of assets, loans and contributions over RMB 20,000 to the borrower’s subsidiaries and the sales, transfer or disposal of any assets over RMB 300,000.

In December 2011, the Company entered into an amendment to the aforementioned agreement, under which the remaining balance of the bank loan has been fully repaid in March 2012.

In December 2008, Yingli China entered into an eight-year US$70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s fixed assets.  The loan is repayable in annual installment of US$8,000 for the first two years and US$9,000 for the remaining six years, respectively, commencing in December 2009.

In May 2010, Tianwei Yingli entered into a three-year US$20,000 loan agreement at an interest rate of 12-month LIBOR plus 1.7% per annum with Luso International Banking Ltd.  The loan is secured by Yingli Green Energy and repayable upon maturity.

In May 2010, Hainan Yingli New Energy Resources Co., Ltd. (“Yingli Hainan”) entered into a five-year RMB 180,000 loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by Yingli Green Energy and repayable in semi-annual installment of RMB 20,000 starting from August 2011.

In June 2010, Yingli Hainan entered into a five-year RMB 220,000 loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual installment of RMB 55,000 starting from June 2011.

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement at an interest rate of the five-year Renminbi benchmark loan rates per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s fixes assets.  The loan is repayable in annual installment of RMB 70,000, RMB 140,000, RMB 170,000 and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively.

In August 2010, Tianwei Yingli entered into a two-year RMB 1,000,000 loan agreement at an interest rate applicable to the Export Seller’s Credit which is renewed quarterly with the Export-Import Bank of China. The loan is unsecured and repayable upon maturity.

In February 2011, Yingli Hainan entered into a five-year RMB 400,000 (US$63,554) loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31, 2011, the Company withdrew RMB 358,000 (US$56,880) under this agreement. The loan is guaranteed by Yingli Hainan’s fixed assets.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 (US$158,884) loan agreement with China Communications Bank at an interest rate of three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% per annum. As of December 31, 2011, the Company withdrew RMB 367,480 (US$58,387) under this agreement. The loan is guaranteed by multiple assets.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 (US$184,305) loan agreement with Bank of China and China Citic Bank at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% per annum. As of December 31, 2011, the Company withdrew RMB 290,000 (US$46,076) under this agreement. The loan is guaranteed by Yingli Green Energy and Yingli Group.

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 (US$55,609) loan from China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum and an eight-year US$ 100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum. The loan is guaranteed by multiple assets.

In November 2011, Yingli Hainan entered into an eight-year RMB 900,000 (US$142,996) loan agreement with China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. As of December 31, 2011, the Company withdrew RMB 600,000 (US$95,330) under this agreement. The loan is guaranteed by multiple assets.

Future principal payments under the above long-term borrowings as of December 31, 2011 are as follows

Year ending December 31,	RMB	US$
2012	1,726,459	274,307
2013	1,349,600	214,430
2014	881,184	140,006
2015	621,332	98,720
2016	342,451	54,410
Thereafter	257,332	40,885
Total	5,178,358	822,758

As of December 31, 2011, the Company has unused lines of credit of RMB 7,124 million (US$1,132 million) with remaining terms less than 12 months and RMB 4,890 million (US$777 million) with remaining terms beyond 12 months.